Schedule of Change from Base to Probability-Weighted ECL (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Difference – in amount	$ 196	$ 343
Expected credit loss rate	3.00%	4.00%
Probability weighted method [member]
Disclosure of detailed information about financial instruments [line items]
Probability-weighted ECLs	$ 6,608	$ 8,500
Base Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Base ECLs	$ 6,412	$ 8,157